Nature of Operations and Going Concern (Details) - USD ($)							1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Oct. 30, 2024	Nov. 28, 2023	Sep. 18, 2023	Apr. 06, 2023	Sep. 30, 2022	Jan. 16, 2024	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	May 27, 2025
Nature of Operations and Going Concern [Line Items]
Gross proceeds	$ 200,000
Cash flows from operations								$ (3,448,671)	$ (3,781,514)	$ (4,858,659)	$ (6,301,472)	$ (3,724,494)
Accumulated deficit								$ (27,191,882)		$ (24,022,741)	$ (18,768,063)
Common shares received per share (in Dollars per share)
Common shares (in Shares)			1			1
Description of currency exchange rate										The change in the functional currency was accounted for prospectively from the date of the change by translating all items of the financial statement into the new functional currency using the exchange rate of $0.7327 CAD/USD at the date of the change.
Incorporated date								Jul. 18, 2017
Reverse stock split, description			1-for-30
public offering [Member]
Nature of Operations and Going Concern [Line Items]
Gross proceeds		$ 350,400		$ 2,250,000	$ 3,500,000
Net proceeds				$ 1,800,000	$ 2,900,000
Private Placement [Member]
Nature of Operations and Going Concern [Line Items]
Gross proceeds							$ 2,400,000
Ordinary Shares [Member]
Nature of Operations and Going Concern [Line Items]
Common shares received per share (in Dollars per share)			$ 0.0333			$ 0.0333